SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Schedule of information on reportable segments
Revenues of reportable segments were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Technical Apparel	$683.3	$520.0	$1,856.0	$1,449.3
Outdoor Performance	723.5	533.6	1,639.6	1,241.2
Ball & Racquet Sports	349.5	300.2	969.5	857.3
Total	$1,756.3	$1,353.8	$4,465.1	$3,547.8
Depreciation and Amortization of reportable segments were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Technical Apparel	$41.8	$33.9	$116.4	$89.5
Outdoor Performance	60.5	27.4	120.2	77.9
Ball & Racquet Sports	8.8	8.7	28.9	24.4
Total Reportable Segments	111.1	70.0	265.5	191.8
Corporate	7.7	1.2	12.4	4.7
Total	$118.8	$71.2	$277.9	$196.5
Adjusted Operating Profit of reportable segments were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Technical Apparel	$129.6	$104.0	$358.2	$279.1
Outdoor Performance	156.9	93.4	$252.1	$106.3
Ball & Racquet Sports	26.4	20.7	$56.3	$34.6
Total Adjusted Operating Profit of Reportable Segments	312.9	218.1	666.6	420.0
Corporate expenses (1)	(38.0)	(23.1)	$(92.2)	$(66.0)
Adjustments:
Depreciation and amortization on PPA fair value step up (2)	(40.5)	(10.8)	(62.0)	(32.2)
Restructuring expenses (3)	(5.4)	(2.5)	(14.4)	(12.2)
Impairment losses on goodwill and intangible assets (4)	(6.7)	—	(6.7)	—
Expenses related to transaction activities (5)	(3.9)	(2.3)	(6.2)	(20.3)
Expenses related to certain legal proceedings (6)	(0.8)	(1.4)	1.2	(1.4)
Share-based payment expenses (7)	(1.7)	(1.3)	(12.5)	(10.7)
Interest expense	(25.6)	(44.1)	(77.6)	(154.9)
Foreign currency exchange losses, net & other finance costs	5.9	(4.8)	16.5	(24.0)
Loss on debt extinguishment	—	—	—	(14.3)
Interest income	1.5	1.1	4.4	6.3
Income before tax	$197.7	$128.9	$417.1	$90.3
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(1)Includes corporate expenses, which have not been allocated to reportable segments.
(2)Consists of depreciation and amortization on PPA fair value step up of intangible and tangible assets in connection with the acquisition and delisting of Amer Sports in 2019. For further information, refer to Note 1. The Company in the Company’s annual report on Form 20-F for the year ended December 31, 2024.
(3)Includes expenses for restructuring from severance, exit and termination events, and other non-recurring costs from payroll tax audits.
(4)Includes impairment losses on goodwill and intangible assets, primarily due to the impairment of finite-lived intangible assets.
(5)Includes advisory fees in connection with M&A activities and non-recurring costs associated with our IPO and disposal of businesses.
(6)Includes inventory write-offs, legal fees and judgements in connection with non-recurring legal actions.
(7)Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end under the 2019 and 2023 ESOP plans. Refer to Note 5. Share-Based Payments for additional information about the 2019 and 2023 ESOP plans.